CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Voyage Revenues	$ 195,316	$ 229,295
Voyage Expenses	(56,930)	(86,271)
Vessel Operating Expenses	(36,931)	(33,029)
General and Administrative Expenses	(7,218)	(4,906)
Depreciation Expense	(43,073)	(40,468)
Net Operating Income	51,164	64,621
Interest Income	64	73
Interest Expense	(4,951)	(5,400)
Other Financial Expense	(62)	(17)
Total Other Expenses	(4,950)	(5,344)
Net Income Before Income Taxes and Equity Loss	46,214	59,276
Income Tax Expense	0	0
Equity Loss	(3,944)	(635)
Net Income	$ 42,270	$ 58,642
Basic Earnings per Share (in dollars per share)	$ 0.47	$ 0.66
Diluted Earnings per share (in dollars per share)	$ 0.47	$ 0.66
Basic Weighted Average Number of Common Shares Outstanding (in shares)	89,313,615	89,182,001
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	89,313,615	89,182,001
Dividends declared per share (in dollars per share)	$ 0.86	$ 0.60